Property and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 46,326	$ 46,947	$ 25,165
Less: accumulated depreciation	(14,099)	(9,791)	(4,063)
Total property and equipment, net	32,227	37,156	21,102
Land [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	421	658	422
Energy infrastructure [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	4,234	4,664	6,079
General infrastructure [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	12,434	12,402	4,584
IT infrastructure [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	824	820	965
Miners [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	15,833	15,759	12,962
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	76	140	64
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	344	344	89
Assets not placed into service [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	662	662	0
Miner chip inventory [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 11,498	$ 11,498	$ 0